Goodwill and Intangible Assets - Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Roll Forward]
Balance at beginning of year	$ 726,194	$ 632,434
Additions	23,969	24,007
Additions from acquisitions	0	157,170
Amortization	(104,371)	(103,230)	$ (122,600)
Disposals	(4,571)	(537)
Foreign currency translation adjustments	(13,785)	16,350
Balance at end of year	627,436	726,194	632,434
Goodwill [Roll Forward]
Balance at beginning of year	2,364,031	2,140,503
Business combinations	0	157,627
Purchase adjustments	33,716	3,382
Foreign currency translation adjustments	(46,984)	62,519
Balance at end of year	$ 2,350,763	$ 2,364,031	$ 2,140,503